Credit Risk - Summary of Concentration of Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 290	$ 374
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Description of concentration of credit risk	Of the total loans and customers' liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2020 was real estate 10% (October 31, 2019 - 10%).
Loans and customers' liability under acceptances [member] | Real estate segment [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 264,000	$ 234,000
Commitments to extend credit totalling	$ 233,000	$ 207,000
Credit instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	21.00%	22.00%
Credit instruments [member] | Pipelines oil and gas [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	9.00%
Credit instruments [member] | Power and utilities [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	8.00%
Credit instruments [member] | Automotive [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	9.00%	9.00%
Credit instruments [member] | Telecommunications cable and media [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	6.00%	6.00%
Credit instruments [member] | Sundry manufacturing and wholesale [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [member] | Professional and other services [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	6.00%	6.00%
Credit instruments [member] | Non residential real estate development [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	6.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 51,000	$ 47,000
Derivative financial instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	64.00%	69.00%
Derivative financial instruments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	24.00%	22.00%